Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Summary of Purchase Price Allocations

The table below presents the determination of the fair value of assets acquired and liabilities assumed at the respective dates of acquisition based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	Hearn	Others	Total
Cash and cash equivalents		43,775	339	44,114
Trade and other receivables		61,081	3,418	64,499
Inventoried supplies and prepaid expenses		3,377	848	4,225
Property and equipment	8	12,425	17,535	29,960
Right-of-use assets	9	37,619	156	37,775
Intangible assets	10	133,086	7,025	140,111
Other assets		7,586	10	7,596
Trade and other payables		(9,121)	(1,883)	(11,004)
Income tax payable		-	(1,601)	(1,601)
Lease liabilities	14	(37,619)	(156)	(37,775)
Deferred tax liabilities	17	(36,179)	408	(35,771)
Total identifiable net assets		216,030	26,099	242,129
Total consideration transferred		304,295	39,576	343,871
Goodwill	10	88,265	13,477	101,742
Cash		208,790	36,583	245,373
Contingent consideration		95,505	2,993	98,498
Total consideration transferred		304,295	39,576	343,871

The table below presents the determination of the fair value of assets acquired and liabilities assumed of the acquisitions as at December 31, 2024:

Identifiable assets acquired and liabilities assumed		Daseke
		(reassessed
	Note	- see note 5c))	Others	Total
Cash and cash equivalents		46,242	33,222	79,464
Trade and other receivables		173,389	32,563	205,952
Inventoried supplies and prepaid expenses		20,997	4,844	25,841
Property and equipment	8	523,892	66,191	590,083
Right-of-use assets	9	107,676	9,161	116,837
Intangible assets	10	202,290	52,104	254,394
Other assets		3,093	-	3,093
Trade and other payables		(102,133)	(24,872)	(127,005)
Income tax receivable (payable)		5,663	(824)	4,839
Employee benefits		(194)	-	(194)
Provisions	16	(87,716)	-	(87,716)
Other non-current liabilities		(213)	-	(213)
Long-term debt	13	(314,670)	-	(314,670)
Lease liabilities	14	(107,676)	(9,161)	(116,837)
Deferred tax liabilities	17	(112,979)	(14,611)	(127,590)
Total identifiable net assets		357,661	148,617	506,278
Total consideration transferred		816,958	224,022	1,040,980
Goodwill	10	459,297	75,405	534,702
Cash		816,958	220,469	1,037,427
Contingent consideration		-	3,553	3,553
Total consideration transferred		816,958	224,022	1,040,980

Disclosure of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired

The valuation techniques used for measuring the fair value of customer relationships ($119.5 million) acquired regarding Hearn were as follows:

Assets acquired	Valuation technique	Key inputs
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate

The valuation techniques used for measuring the fair value of land and buildings ($54.0 million), customer relationships ($109.1 million) and trademarks ($92.8 million) acquired regarding Daseke were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings

Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.

- Market prices for comparable sites - Average rebuild cost
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate
Trademarks	Relief from royalty method: The valuation model considers the discounted estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.	- Forecasted revenue associated with the trademarks - Royalty rate - Discount rate

Disclosure of Goodwill Allocated To Segments Explanatory

The goodwill arising in the business combinations that occurred in 2025 and 2024 has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2025	December 31, 2024*
Canadian Less-Than-Truckload	Less-Than-Truckload	-	115
U.S. Less-Than-Truckload	Less-Than-Truckload	-	31,058
Canadian Truckload	Truckload	1,133	12,980
Specialized Truckload	Truckload	9,420	488,600
Logistics	Logistics	91,189	1,949
		101,742	534,702

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))

Disclosure of Information About Fair Value of Assets Acquired and Liabilities Assumed have been Adjusted Retrospective to the Date of Acquisition	Consequently, the fair value of certain assets acquired, and liabilities assumed of Daseke have been adjusted retrospective to the date of acquisition as follows:

	Dec. 31 2024	Q1-2025
	Provisional	Measurement	Reassessed
	fair value	period adjustments	fair value
Cash and cash equivalents	46,242	-	46,242
Trade and other receivables	173,389	-	173,389
Inventoried supplies and prepaid expenses	20,997	-	20,997
Property and equipment	523,892	-	523,892
Right-of-use assets	107,676	-	107,676
Intangible assets	202,290	-	202,290
Other assets	3,093	-	3,093
Trade and other payables	(102,133)	-	(102,133)
Income tax receivable	8,669	(3,006)	5,663
Employee benefits	(194)	-	(194)
Provisions	(57,923)	(29,793)	(87,716)
Other non-current liabilities	(213)	-	(213)
Long-term debt	(314,670)	-	(314,670)
Lease liabilities	(107,676)	-	(107,676)
Deferred tax liabilities	(125,796)	12,817	(112,979)
Total identifiable net assets	377,643	(19,982)	357,661
Total consideration transferred	816,958	-	816,958
Goodwill	439,315	19,982	459,297
Cash	816,958	-	816,958
Total consideration transferred	816,958	-	816,958